DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2012
Defined Contribution Plans Disclosure [Abstract]
DEFINED CONTRIBUTION PLANS
Defined contribution plans
The Company has a defined contribution 401(k) plan covering all eligible employees. Effective September 1, 2010, the Company reinstated matching contributions after suspending the contributions on April 1, 2008. Effective with the reinstatement, the Company matched 50% of the first 6% of employee contributions for most members, with the exception of matching 25% of the first 6% of employee contributions for certain union members per a negotiated contract. The Company also has the option of making discretionary contributions. The Company contributed approximately $2.1 million for the year ended December 31, 2012, approximately $2.1 million for the year ended December 31, 2011, and $0.7 million (including forfeitures) for the year ended December 31, 2010, which has been expensed within selling, general, and administrative expense in the accompanying consolidated statement of operations.